NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
NATURE OF OPERATIONS AND GOING CONCERN
Total comprehensive loss	$ (4,667,040)	$ (4,700,388)	$ (5,829,331)
Accumulated deficit	$ (29,453,390)	$ (24,159,690)